CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Sales, net of business tax, value-added tax and related surcharges
Total net revenues	$ 211,822	$ 166,668	$ 130,988
Cost of sales
Total cost of sales	(104,741)	(87,883)	(57,412)
Gross profit	107,081	78,785	73,576
Operating expenses
Selling expenses	(61,460)	(44,717)	(34,910)
General and administrative expenses	(24,919)	(21,253)	(19,468)
Impairment of goodwill	(1,517)
Total operating expenses	(87,896)	(65,970)	(54,378)
Change in fair value in connection with business combination	695	84
Other operating income	2,968	3,051	1,912
Operating income (loss)	22,848	15,950	21,110
Interest income	2,207	2,522	1,531
Interest expense	(2,819)	(3,331)	(1,049)
Gain from deconsolidation of a subsidiary	6,869
Impairment loss from long-term investments	(6,920)	(2,835)	(679)
Other income	318
Exchange gain	3,296	2,476	128
Income before income taxes and loss from equity method investments	25,799	14,782	21,041
Income tax expense	(8,121)	(2,307)	(4,620)
Loss from equity method investments	(1,484)	(172)	(153)
Net income	16,194	12,303	16,268
Less: Net income (loss) attributable to noncontrolling interests	(5,060)	677	1,333
Net income attributable to China Distance Education Holdings Limited	$ 21,254	$ 11,626	$ 14,935
Net income attributable to ordinary shareholders
Basic	$ 0.16	$ 0.09	$ 0.11
Diluted	$ 0.16	$ 0.09	$ 0.11
Weighted average shares used in calculating net income per share
Basic	133,060,900	132,363,620	131,432,211
Diluted	134,138,117	133,117,155	133,203,255
Service [Member]
Sales, net of business tax, value-added tax and related surcharges
Total net revenues	$ 145,917	$ 117,026	$ 95,503
Cost of sales
Total cost of sales	(85,252)	(78,936)	(50,540)
Product [Member]
Sales, net of business tax, value-added tax and related surcharges
Total net revenues	27,372	10,213	8,980
Cost of sales
Total cost of sales	(19,489)	(8,947)	(6,872)
Others [Member]
Sales, net of business tax, value-added tax and related surcharges
Total net revenues	$ 38,533	$ 39,429	$ 26,505